Asset-backed securitization debt (Details) - Asset-backed Securities [Member] ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Within 1 year	¥ 6,165,429
Between 1 to 2 years	2,320,331
Between 2 to 3 years	291,490
Between 3 to 4 years	0
Between 4 to 5 years	¥ 0